Related-party Transactions - Schedule of Sales Transactions Between Related Parties (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales		$ 11,575,950	$ 13,948,786	$ 13,176,588
Accounts receivable from related parties		1,778,499	2,754,253
Associates [member]
Disclosure of transactions between related parties [line items]
Sales		1,227,987	1,898,336	1,216,868
Accounts receivable from related parties		280,009	696,423
Others [member]
Disclosure of transactions between related parties [line items]
Sales	[1]	10,347,963	12,050,450	$ 11,959,720
Accounts receivable from related parties	[1]	$ 1,498,490	$ 2,057,830

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.